Fair value measurements (Summary of Activity for the Period) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at December 31, 2014	$ 6,780
Fair value adjustment at December 14, 2015	(6,780)
Fair value at December 31, 2015	$ 0